UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the year ended:                                    December 31, 2004

Check here if Amendment [  ];  Amendment Number
This amendment (check only one.): [  ] is a restatement
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Thomas H. Lee
Address:    c/o Thomas H. Lee Partners, L.P.
            100 Federal Street, 35th Floor
            Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Charles P. Holden
Title:      Vice President of Finance
Phone:      (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 18th day of January, 2005.

Thomas H. Lee
------------------------------------------
(Name of Institutional Manager)

/s/Charles P. Holden
------------------------------------------
(Signature of Person Duly Authorized to Submit This Report)


Number of Other Included Managers                 0

Form 13F Information Table Entry Total            4

Form 13F Information Table Value Total            $693,858,537


        Name:            13F File No.:            Name:            13F File No.:
        -----            -------------            -----            -------------

1.                                        6.
   --------------------  -------------       --------------------  -------------
2.                                        7.
   --------------------  -------------       --------------------  -------------
3.                                        8.
   --------------------  -------------       --------------------  -------------
4.                                        9.
   --------------------  -------------       --------------------  -------------
5.                                        10.
   --------------------  -------------       --------------------  -------------

        Item 1             Item 2         Item 3          Item 4           Item 5
        ------             ------         ------          ------           ------
                                                                          Shares of
        Name of           Title of                      Fair Market       Principal
        Issuer              Class      CUSIP Number        Value           Amount






Endurance Specialty
Holdings, Ltd.             Common        G30397106       264,501,535       7,733,963

Cott Corporation           Common        999300445         1,389,826          56,200

Axis Capital Holdings
Ltd.                       Common        G0692U109       311,350,452      11,379,768

Affordable Residential
Communities Inc.           Common        008273104       116,616,724       8,126,601


COLUMN TOTALS                                            693,858,537

  ** TABLE CONTINUED... **


      Item 1                               Item 6                              Item 7                      Item 8
      ------                               ------                              ------                      ------
                                                                              Managers                Voting Authority
      Name of                                                                   see      -----------------------------------------
      Issuer                      Investment Discretion                       Instr. V                    (Shares)
                      ----------------------------------------------
                         (a) Sole     (b) Shared as   (c) Shared                           (a) Sole      (b) Shared       (c) No
                                        Defined in       Other
                                         Instr. V

Endurance Specialty
Holdings, Ltd.             7,733,963                                                       7,733,963

Cott Corporation              56,200                                                          56,200

Axis Capital Holdings
Ltd.                      11,379,768                                                      11,379,768

Affordable Residential
Communities Inc.           8,126,601                                                       8,126,601


COLUMN TOTALS



** TABLE COMPLETE **